VIE arrangements (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash	$ 996,452	$ 6,443,076
Trade payable creditors	4,943,448	8,390,991	$ 0
Nonrecourse [Member]
Trade payable creditors	$ 2,667,968	$ 7,953,367